SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

22.  SUBSEQUENT EVENTS

On July 28, 2023, the Company entered into a Sale and Purchase Agreement (“SPA”) with Feishang Group. Pursuant to the SPA, the Company agreed to sell 100% equity interest of Precise Space-Time Technology Limited (“PSTT”) to Feishang Group, together with PSTT’s outstanding payable owed to the Company, for consideration of approximately CNY95,761 comprising: (i) CNY-34,197, the fair value of 100% equity interest of PSTT as determined by the independent valuation report dated July 28, 2023. (ii) CNY129,958, the book value of PSTT’s outstanding payable owed to the Company.

PSTT, through its wholly owned subsidiaries, owns a 51% equity interest in Shanghai Onway and Shanghai Onway’s subsidiaries which are principally engaged in the development of rural wastewater treatment technologies, the provision of equipment and materials for rural wastewater treatment, undertaking EPC and PPP projects in relation to rural wastewater treatment, and the provision of consulting and professional technical services. After PSTT’s disposition, the Company discontinued the operation in wastewater treatment segment and continue engaging in the exploration and mining business.

31.	SUBSEQUENT EVENTS

Entry into a Material Definitive Agreement

On February 27, 2023, the Company entered into a sale and purchase agreement (the “SPA”) with Feishang Group and Top Pacific (China) Limited (together, the “Sellers”), and the respective beneficial owner of the sellers, Mr. Li Feilie and Mr. Yao Yuguang, to acquire 100% equity interests of Greatfame Investments Limited, which owns 100% equity interest in Williams Minerals (Pvt) Ltd (“Williams Minerals”) (the “Acquisition”). Williams Minerals owns the mining permit for the Zimbabwean lithium mine. The consideration to be paid by the Company for the Acquisition will be calculated by multiplying the qualified measured, indicated and inferred resources quantity of lithium oxide proven to be in the mine by independent technical reports by a unit price of US$500 per ton, less certain due diligence costs and expenses incurred by the Company for the issuance of the independent technical reports. At this time, the maximum consideration contemplated for the Acquisition is around US$1.75 billion, based on an estimate of around 3.5 million tons inferred resource of lithium oxide in the Zimbabwean mine by a Zimbabwean geological and geophysical report. On April 14, 2023, the Company issued a US$35 million promissory note to the Seller as a commitment to proceed with the Acquisition.

Completion of the transaction as contemplated by the SPA is contingent upon the satisfaction of a number of conditions, including, among other things, the issuance of independent technical reports, the actual quantity of qualified lithium oxide metal resources proven or estimated to exist in each mining area covered by the relevant report, and the Company’s full settlement of the purchase consideration. There is no guarantee that the Acquisition will close or be completed at the anticipated valuation and terms, or at all.

The Five-to-One Share Combination

On March 31, 2023, the Board of Directors of the Company approved a five-to-one share combination of issued and outstanding common shares of the Company. The share combination was effective at the market opening on April 3, 2023, at which time the Company’s common shares began trading on the Nasdaq Capital Market on a combination-adjusted basis. The Company’s common shares continued to trade under the symbol “CHNR” but with a new CUSIP number, G2110U117. All outstanding options, warrants and other rights to purchase the Company’s common shares were adjusted proportionately as a result of the share combination. Therefore, the number of shares under the Company’s outstanding share options and warrants are adjusted to 1,620,000 and 396,000, and the exercise prices of all the outstanding options and warrants were adjusted to US$3.115 accordingly on April 3, 2023.